BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 95.2%
Brazil — 1.7%
Locaweb Servicos de Internet SA
(a)(b)(c)
446,027 $ 1,875,594
Canada — 5.3%
Canadian National Railway Co. .... 41,507 4,810,040
Docebo , Inc.
(a)
................ 13,056 953,379
5,763,419
China — 5.3%
(a)(c)
Weimob , Inc.
(b)
............... 1,099,000 1,586,320
Wuxi Biologics Cayman, Inc.
(b)
..... 153,500 2,489,815
XD, Inc. .................... 294,200 1,630,493
5,706,628
Denmark — 4.0%
Novo Nordisk A/S, Class B ....... 23,114 2,227,949
Vestas Wind Systems A/S ........ 52,812 2,118,238
4,346,187
France — 6.2%
Air Liquide SA ................ 10,198 1,633,313
L'Oreal SA .................. 4,775 1,975,914
Sanofi ..................... 31,837 3,064,759
6,673,986
Germany — 2.3%
Covestro AG
(b)(c)
............... 37,341 2,544,819
Iceland — 2.2%
Marel HF
(b)(c)
................. 342,662 2,341,843
India — 3.8%
Reliance Industries Ltd. ......... 120,257 4,070,076
Ireland — 2.9%
Ryanair Holdings plc, ADR
(a)(d)
..... 28,973 3,188,768
Italy — 4.3%
Intesa Sanpaolo SpA ........... 1,647,619 4,664,388
Japan — 16.0%
FANUC Corp. ................ 10,100 2,214,546
Recruit Holdings Co. Ltd. ........ 89,700 5,482,989
Sony Corp. .................. 59,000 6,550,107
Toyota Motor Corp. ............ 170,500 3,037,864
17,285,506
Mexico — 3.5%
Grupo Financiero Banorte SAB de CV,
Class O .................. 589,126 3,775,669
Netherlands — 4.0%
Koninklijke DSM NV ............ 21,862 4,371,877
Russia — 1.7%
Sberbank of Russia PJSC, ADR
(d)
... 99,825 1,861,092
South Korea — 3.8%
LG Chem Ltd. ................ 6,310 4,092,479
Spain — 3.2%
Cellnex Telecom SA
(b)(c)
.......... 57,123 3,526,777
Taiwan — 2.0%
Sea Ltd., ADR
(a)(d)
.............. 6,902 2,199,874
United Kingdom — 6.7%
Barclays plc ................. 1,233,552 3,134,430
Farfetch Ltd., Class A
(a)(d)
......... 35,864 1,344,183
Security
Shares
Shares Value
United Kingdom (continued)
Prudential plc ................ 144,094 $ 2,796,205
7,274,818
United States — 16.3%
Airbnb, Inc., Class A
(a)
........... 6,560 1,100,440
Baker Hughes Co. ............. 114,141 2,822,707
Cadence Design Systems, Inc.
(a)
... 13,627 2,063,673
Mastercard , Inc., Class A ......... 12,363 4,298,368
Otis Worldwide Corp. ........... 24,900 2,048,772
PayPal Holdings, Inc.
(a)
.......... 9,301 2,420,213
Schneider Electric SE ........... 17,159 2,857,901
17,612,074
Total Common Stocks — 95.2%
(Cost: $84,730,694) .............................. 103,175,874
Preferred Stocks — 4.5%
Germany — 4.5%
Volkswagen AG (Preference) ...... 21,721 4,841,667
Total Preferred Stocks — 4.5%
(Cost: $4,207,824) .............................. 4,841,667
Total Long-Term Investments — 99.7%
(Cost: $88,938,518) .............................. 108,017,541
Short-Term Securities — 0.1%
Money Market Funds — 0.1%
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(e)(f)(g)
........... 90,723 90,750
Total Money Market Funds — 0.1%
(Cost: $90,750) ................................ 90,750
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ CAD 20 16,048
Total Time Deposits — 0.0%
(Cost: $16,048) ................................ 16,048
Total Short-Term Securities — 0.1%
(Cost: $106,798) ................................ 106,798
Total Investments — 99.8%
(Cost: $89,045,316) .............................. 108,124,339
Other Assets Less Liabilities — 0.2% ................... 207,804
Net Assets — 100.0% .............................. $ 108,332,143

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
U.S. dollar denominated security issued by foreign domiciled entity.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 753,853 $ — $ (753,853) $ — $ — $ — — $ 69 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 710,454 — (619,462) (242) — 90,750 90,723 4,938
(c)
—
$ (242) $ — $ 90,750 $ 5,007 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
PJSC Public Joint Stock Company

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 1,875,594 $ — $ — $ 1,875,594
Canada ............................................. 5,763,419 — — 5,763,419
China ............................................... — 5,706,628 — 5,706,628
Denmark ............................................. 2,118,238 2,227,949 — 4,346,187
France .............................................. — 6,673,986 — 6,673,986
Germany ............................................ — 2,544,819 — 2,544,819
Iceland .............................................. 2,341,843 — — 2,341,843
India ............................................... — 4,070,076 — 4,070,076
Ireland .............................................. 3,188,768 — — 3,188,768
Italy ................................................ — 4,664,388 — 4,664,388
Japan ............................................... — 17,285,506 — 17,285,506
Mexico .............................................. 3,775,669 — — 3,775,669
Netherlands ........................................... — 4,371,877 — 4,371,877
Russia .............................................. — 1,861,092 — 1,861,092
South Korea .......................................... — 4,092,479 — 4,092,479
Spain ............................................... 3,526,777 — — 3,526,777
Taiwan .............................................. 2,199,874 — — 2,199,874
United Kingdom ........................................ 1,344,183 5,930,635 — 7,274,818
United States .......................................... 14,754,173 2,857,901 — 17,612,074
Preferred Securities ....................................... — 4,841,667 — 4,841,667
Short-Term Securities ....................................... — 16,048 — 16,048
$ 40,888,538 $ 67,145,051 $ — $ 108,033,589
Investments Valued at NAV
(a)
...................................... 90,750
$ —
$ 108,124,339
$ —

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.